Consolidated Statements of Changes in Equity - USD ($)		Ordinary shares		Additional paid-in capital	(Accumulated deficit) Retained Earnings	Accumulated other comprehensive income (loss)	Non- controlling interest	Total
Balance at Dec. 31, 2022		$ 4,100		$ 7,635,319	$ (186,839)	$ 395,658		$ 7,848,238
Balance (in Shares) at Dec. 31, 2022	[1]	41,000,000
Capital injection from shareholders				42,360,581				42,360,581
Net income /loss					9,889,155			9,889,155
Foreign currency translation adjustments						(3,200,853)		(3,200,853)
Balance at Dec. 31, 2023		$ 4,100		49,995,900	9,702,316	(2,805,195)		56,897,121
Balance (in Shares) at Dec. 31, 2023	[1]	41,000,000
Reverse recapitalization		$ 442		(851,791)				(851,349)
Reverse recapitalization (in Shares)	[1]	4,425,743
Reclassification of earnout shares		$ (1,300)		(39,715,700)				(39,717,000)
Reclassification of earnout shares (in Shares)	[1]	(13,000,000)
Capitalization of offering costs pursuant to reverse recapitalization				(2,572,889)				(2,572,889)
Issuance of ordinary shares to a private placement investor		$ 110		5,999,990				6,000,100
Issuance of ordinary shares to a private placement investor (in Shares)	[1]	1,100,000
Capital injection from a non-controlling shareholder				10,000				10,000
Issuance of ordinary shares to independent directors		$ 7		608,993				609,000
Issuance of ordinary shares to independent directors (in Shares)	[1]	70,000
Asset acquisition by issuing a subsidiary’s shares				940,402			313,300	1,253,702
Net income /loss					40,614,170		(113,851)	40,500,319
Foreign currency translation adjustments						(2,689,595)		(2,689,595)
Balance at Dec. 31, 2024		$ 3,359		14,414,905	50,316,486	(5,494,790)	199,449	$ 59,439,409
Balance (in Shares) at Dec. 31, 2024		33,595,743	[1]					33,595,743
Settlement of contingent consideration payable		$ 172		5,958,622				$ 5,958,794
Settlement of contingent consideration payable (in Shares)	[1]	1,712,297
Share-based compensation to employees		$ 2		4,703,758				4,703,760
Share-based compensation to employees (in Shares)	[1]	24,000
Share-based compensation to nonemployees		$ 138		8,964,599				8,964,737
Share-based compensation to nonemployees (in Shares)	[1]	1,380,000
Deemed distribution through purchase of trademark				(340,000)				(340,000)
Issuance warrants to a service provider				36,000				36,000
Capital injection from a non-controlling shareholder							4,000,000	4,000,000
Acquisition of non-controlling interests				(4,957,917)			(1,692,083)	(6,650,000)
Net income /loss					39,659,898		(2,507,366)	37,152,532
Foreign currency translation adjustments						(2,009,848)		(2,009,848)
Balance at Dec. 31, 2025		$ 3,671		$ 28,779,967	$ 89,976,384	$ (7,504,638)		$ 111,255,384
Balance (in Shares) at Dec. 31, 2025		36,712,040	[1]					36,712,040

[1]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).